Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,292	$ 837
Preferred stock, par value
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	76,315,337	75,692,683
Treasury stock, shares	12,603,781	12,395,791